Shareholders' equity - Dividends (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity
Minimum annual dividend as a percent of adjusted net income	25.00%	25.00%	25.00%
Net income attributable to the shareholders of the Company	BRL 1,085,265	BRL 1,654,848	BRL 342,185
Less: Legal reserve (5%)	(54,263)	(82,743)
Calculation basis	1,031,002	1,572,105
Minimum mandatory dividends (25%)	BRL 257,750	BRL 393,026	BRL 81,269
Legal reserve, as a percent of net income	5.00%	5.00%